Purchase commitments, contingent liabilities and other	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Purchase commitments, contingent liabilities and other
33.	Purchase commitments, contingent liabilities and other

(1)	Loan commitments
Subsidiaries in the Financial Services segment have lines of credit in accordance with loan agreements with their customers. As of April 1, 2020 and March 31, 2021 and 2022, the total unused portion of the lines of credit extended under these contracts was 34,306 million yen, 37,322 million yen and 33,587 million yen, respectively.

(2)	Purchase commitments
Purchase commitments as of April 1, 2020 and March 31, 2021 and 2022 amounted to 680,739 million yen, 629,474 million yen and 1,000,833 million yen, respectively. The amount of these purchase commitments covers the purchase consideration for property, plant and equipment, intangible assets, other goods and other services. The major components of these commitments are as follows:
Certain subsidiaries in the Pictures segment have entered into agreements with creative talent for the development and production of motion pictures and television programming as well as agreements with third parties to acquire completed motion pictures, or certain rights therein, and to acquire the rights to broadcast certain live action sporting events. These agreements cover various periods, mainly within three years from the end of each period. As of April 1, 2020 and March 31, 2021 and 2022, these subsidiaries were committed to make payments under such contracts of 126,917 million yen, 105,921 million yen and 101,284 million yen, respectively.
Certain

subsidiaries in the Music segment have entered into contracts with recording artists, songwriters and companies for the future production, distribution and/or licensing of music products. These contracts cover various periods, mainly within five years
from the end of each period. As of April
1
,
2020
and March
31
,
2021
and
2022
, these subsidiaries were committed to make payments of
128,678
 million yen,
149,021
 million yen and
153,920
 million yen, respectively, under such contracts.
Certain subsidiaries in the G&NS segment have entered into long-term contracts for the development, distribution and publishing of game software. These contracts cover various periods, mainly within seven years from the end of each period. As of April 1, 2020 and March 31, 2021 and 2022, these subsidiaries were committed to make payments of 29,243 million yen, 32,959 million yen and 34,842 million yen, respectively, under such contracts.
In addition to the above, Sony has entered into purchase contracts for property, plant and equipment and intangible assets. As of April 1, 2020 and March 31, 2021 and 2022, Sony has committed to make payments of 199,145 million yen, 135,297 million yen and 246,263 million yen, respectively, under such contracts.
Sony has entered into purchase contracts for materials. As of April 1, 2020 and March 31, 2021 and 2022, Sony has committed to make payments of 115,670 million yen, 96,589 million yen and 265,518 million yen, respectively, under such contracts.

(3)	Litigation
Sony Group Corporation and certain of its subsidiaries are defendants or otherwise involved in pending legal and regulatory proceedings. However, based upon the information currently available, Sony believes that the outcome from such legal and regulatory proceedings would not have a material impact on Sony’s results of operations and financial position.

(4)	Guarantees
Sony has issued guarantees that contingently require payments to guaranteed parties if certain specified events or conditions occur. The maximum potential amount of future payments under these guarantees as of April 1, 2020 and March 31, 2021 and 2022 amounted to 2,214 million yen, 529 million yen and 501 million yen, respectively.